Leases	6 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Leases
Note 6 - Leases
Polestar Group as Lessee
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally 2-15 years with the exception of one long term land lease with a term of 50 years. The lease term for machinery and equipment is generally 2-6 years.
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2024	122,613	49,832	172,445
Addition	4,768	3,446	8,214
Cancellations	(10,858)	(1,282)	(12,140)
Remeasurement	—	(288)	(288)
Effect of foreign currency exchange differences	(4,063)	(1,082)	(5,145)
Balance as of June 30, 2024 - (Restated)	$112,460	$50,626	163,086

Accumulated depreciation
Balance as of January 1, 2024	(34,291)	(39,152)	(73,443)
Depreciation expense	(11,420)	(1,815)	(13,235)
Depreciation expense capitalized to inventory	—	(316)	(316)
Cancellations	2,913	1,068	3,981
Effect of foreign currency exchange differences	1,319	141	1,460
Balance as of June 30, 2024- (Restated)	$(41,479)	$(40,074)	$(81,553)

Carrying amount as of June 30, 2024 (Restated)	$70,981	$10,552	$81,533
Amounts related to leases recognized in the Unaudited Condensed Consolidated Statement of Loss and Comprehensive Loss (as restated) are as follows:

	For the six months ended June 30,
	2024	2023
Income from sub-leasing right-of-use assets	1,132	527
Expense relating to short-term leases	(269)	(495)
Expense relating to lease of low value assets	(4)	(6)
Interest expense on leases	(3,706)	(2,166)
The current and non-current portion of the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
Current lease liability	16,857	19,547
Current lease liabilities - related parties	15,039	10,628
Non-current lease liability	43,248	54,439
Non-current lease liabilities - related parties	32,918	42,634
Total	$108,062	$127,248
Expected future lease payments to be made to satisfy the Group’s lease liabilities are as follows:

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Within 1 year	34,990	32,685
Between 1 and 2 years	32,400	33,275
Between 2 and 3 years	18,551	28,033
Between 3 and 4 years	13,291	18,634
Between 4 and 5 years	9,943	11,463
Later than 5 years	12,035	15,458
Total	$121,210	$139,548
For the six months ended June 30, 2024, total cash outflows for leases, inclusive of interest paid, amounted to $16,240.
Polestar Group as Lessor
As a lessor, revenue recognized from operating leases is as follows:

	For the six months ended June 30,
	2024	2023
Vehicle leasing revenue	11,566	7,493
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance as of January 1, 2024	141,448
Reclassification from inventory	43,503
Reclassification to inventory - (Restated)	(44,455)
Effect of foreign currency exchange rate differences	(4,716)
Balance as of June 30, 2024 - (Restated)	$135,780
Accumulated depreciation
Balance as of January 1, 2024	(71,225)
Reclassification to inventory - (Restated)	6,047
Depreciation expense	(2,189)
Effect of foreign currency exchange rate differences	1,099
Balance as of June 30, 2024 - (Restated)	$(66,268)
Carrying amount as of June 30, 2024 - (Restated)	$69,512